Shareholders’ Equity (Details) - USD ($)					1 Months Ended			12 Months Ended
	May 01, 2020	Apr. 06, 2020	Dec. 06, 2019	Jul. 14, 2019	Jun. 30, 2020	May 31, 2020	Nov. 20, 2019	Dec. 31, 2020	Dec. 31, 2019
Shareholders’ Equity (Details) [Line Items]
Common stock. shares authorized								50,000,000	50,000,000
Common stock, par value (in Dollars per share)								$ 0.001	$ 0.001
Capital contribution (in Dollars)					$ 4,550,000		$ 3,582,781	$ 4,550,000	$ 3,582,781
Net proceeds (in Dollars)								6,503,378
Restricted stocks, description		Pursuant to the agreement, one-third (33%) of the shares of restricted stock issued will vest on the date of the grant and the first anniversary of the date of grant; and the remaining 34% will vest on the second anniversary of the date of the grant.
Share based compensation (in Dollars)								1,097,415	$ 0
Unrecognized share-based compensation (in Dollars)								$ 624,455
Share based compensation remaining term								1 year 3 months
Wise Metro Development Co., Ltd [Member]
Shareholders’ Equity (Details) [Line Items]
Share transfer transaction, description				(i) Wise’s 1,800,000 Class B common shares of The Group and (ii) Sun Zhang’s 5,978,400 Class B common shares of The Group, which constituted approximately 47.8% of all of The Group’s outstanding common shares at the time of the Closing on a fully diluted basis (Wise’s and Sun Zhang’s Class B common shares are referred to as the “Shares”). The Shares were automatically converted into Class A common shares upon transfer from the Sellers to the Buyer, and upon such transfer the Group had no remaining issued and outstanding Class B common shares. Upon this conversion, the Shares are entitled to one vote per share.
Share Incentive Plan 2019 [Member]
Shareholders’ Equity (Details) [Line Items]
Stock incentive plan, description								The Board of directors approved the 2019 One Million Share Incentive Plan (the “2019 Plan”) on December 20, 2019, which permits the grant of restricted shares and options to employees, directors, officers and consultants to purchase the Group’s Class A common shares. The maximum aggregate number of Class A common shares, which may be issued pursuant to all awards under the 2019 Plan, is 1 million shares. The Plan is valid and effective for a term of ten years commencing from its adoption.
Class A Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock. shares authorized								40,000,000	40,000,000
Common stock, par value (in Dollars per share)								$ 0.001	$ 0.001
Common stock, shares issued								20,555,129	17,710,471
Common stock, shares outstanding								20,555,129	17,710,471
Fair value (in Dollars)		$ 1,721,870
Closing price per share (in Dollars per share)		$ 7.39
Class A Common Stock [Member] | Hengpu [Member]
Shareholders’ Equity (Details) [Line Items]
Number of shares issuance									1,440,894
Fair value of purchase consideration (in Dollars)									$ 11,426,289
Class A Common Stock [Member] | Nami [Member]
Shareholders’ Equity (Details) [Line Items]
Number of shares issuance						1,562,726
Fair value of purchase consideration (in Dollars)						$ 18,330,776
Class A Common Stock [Member] | Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares sold			1,048,932
Sale of stock price per share (in Dollars per share)			$ 6.21
Net proceeds (in Dollars)	$ 6,503,378
Class A Common Stock [Member] | Board [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock		300,000
Class A Common Stock [Member] | Two Officers [Member]
Shareholders’ Equity (Details) [Line Items]
Shares forfeited and cancelled		67,000
Class B Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock. shares authorized								10,000,000	10,000,000
Common stock, par value (in Dollars per share)								$ 0.001	$ 0.001
Common stock, shares issued
Common stock, shares outstanding